   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-190246-01

   Central Index Key Number of issuing entity:  0001590231

   J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-190246

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000835271

   JPMorgan Chase Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001660492

  GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation)

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001567746

   Redwood Commercial Mortgage Corporation

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

   Ladder Capital Finance LLC

   (Exact name of sponsor as specified in its charter)

   Bianca Russo (212) 648-0946

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3918812

38-3918813

38-7109053

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
C	___	___	X	___
X‑A	___	___	X	___
X‑B	___	___	X	___
EC	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 15, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.48%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2017 to September 15, 2017. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

GE Capital US Holdings, Inc. (successor in interest to certain obligations of General Electric Capital Corporation) filed its most recent Rule 15Ga-1 Form ABS-15G on February 17, 2017. The CIK number for GE Capital US Holdings, Inc. is 0001660492.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2017. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

Ladder Capital Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2017. The CIK number for Ladder Capital Finance LLC is 0001541468.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Aire Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on November 20, 2013 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
*REO Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$3,153.62
Current Distribution Date:	09/15/2017	$3,149.92
Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, relating to the September 15, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/   Bianca Russo

Bianca Russo, Managing Director and Secretary

Date:  September 27, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-C16, relating to the September 15, 2017 distribution.